            Oppenheimer International Bond Fund
          Supplement dated November 1, 2001 to the
             Prospectus dated January 17, 2001

      The Prospectus is changed as follows:

1.    The supplement dated August 7, 2001 is withdrawn.

      2.    The  fifth  paragraph  of the  section  entitled
            "What  Classes of Shares  Does the Fund  Offer?"
            on page 16 is  deleted  and  replaced  with  the
            following:

            Class  N  Shares.  If you  buy  Class  N  shares
            (available  only  through   certain   retirement
            plans),  you pay no sales  charge at the time of
            purchase,   but   you   will   pay   an   annual
            asset-based  sales  charge.  If  you  sell  your
            shares  within   eighteen  (18)  months  of  the
            retirement  plan's  first  purchase  of  Class N
            shares, you may pay a contingent  deferred sales
            charge  of 1.0%,  as  described  in "How Can You
            Buy Class N Shares?" below.

      3.    The  section   captioned   "Class  A  Contingent
            Deferred  Sales  Charge"  on page 19 is  deleted
            and replaced with the following:

            Class  A  Contingent   Deferred   Sales  Charge.
            There   is   no   initial    sales   charge   on
            non-retirement  plan purchases of Class A shares
            of any  one or  more  of the  Oppenheimer  funds
            aggregating  $1 million or more,  or for certain
            purchases  by  particular  types  of  retirement
            plans  that  were  permitted  to  purchase  such
            shares  prior to March 1,  2001  ("grandfathered
            retirement  accounts").  After  March  1,  2001,
            retirement  plans  are  not  permitted  to  make
            initial  purchases of Class A shares  subject to
            a contingent  deferred  sales charge,  except as
            provided below.

            The   Distributor   pays   dealers   of   record
            concessions  in  an  amount  equal  to  1.0%  of
            purchases  of $1  million  or more other than by
            grandfathered     retirement    accounts.    For
            grandfathered     retirement    accounts,    the
            concession  is 1.0% of the first  $2.5  million,
            plus 0.50% of the next $2.5
                                                      (over)

            million,   plus  0.25%  of  purchases   over  $5
            million,  calculated  on a calendar  year basis.
            In either case, the concession  will not be paid
            on  purchases of shares by exchange or that were
            not  previously  subject  to a  front-end  sales
            charge and dealer concession.

            If you redeem any of those  shares  within an 18
            month   "holding   period"   measured  from  the
            beginning  of  the   calendar   month  of  their
            purchase,  a  contingent  deferred  sales charge
            (called the "Class A contingent  deferred  sales
            charge")  may be  deducted  from the  redemption
            proceeds.  That  sales  charge  will be equal to
            1.0%  of the  lesser  of (1) the  aggregate  net
            asset value of the  redeemed  shares at the time
            of  redemption  (excluding  shares  purchased by
            reinvestment   of   dividends  or  capital  gain
            distributions)  or (2) the  original  net  asset
            value  of  the  redeemed  shares.  The  Class  A
            contingent   deferred   sales  charge  will  not
            exceed the aggregate  amount of the  commissions
            the  Distributor  paid  to  your  dealer  on all
            purchases  of Class A shares of all  Oppenheimer
            funds you made that were  subject to the Class A
            contingent deferred sales charge.

                  Purchases  by  Certain  Retirement  Plans.
            There is no initial  sales  charge on  purchases
            of   Class   A   shares   of  any  one  or  more
            Oppenheimer  funds by retirement plans that have
            $10  million  or more in plan  assets  and  that
            have entered into a special  agreement  with the
            Distributor  and by  retirement  plans which are
            part of a  retirement  plan  product or platform
            offered   by  certain   banks,   broker-dealers,
            financial   advisors,   insurance  companies  or
            recordkeepers  which have entered into a special
            agreement    with    the    Distributor.     The
            Distributor  currently  pays  dealers  of record
            concessions  in an amount  equal to 0.25% of the
            purchase price of Class A

            shares by those  retirement  plans  from its own
            resources  at the  time of  sale.  1 There is no
            contingent   deferred   sales  charge  upon  the
            redemption of such shares.
            ----------------------
            1. No concession  will be paid on sales of Class
            A shares purchased with the redemption  proceeds
            of shares of another  mutual fund  offered as an
            investment  option in a retirement plan in which
            Oppenheimer    funds   are   also   offered   as
            investment  options under a special  arrangement
            with the  Distributor,  if the  purchase  occurs
            more than 30 days  after the  Oppenheimer  funds
            are added as an  investment  option  under  that
            plan. In applying the contingent  deferred sales
            charge,  all  purchases  are  considered to have
            been made on the first  regular  business day of
            the  month  in  which  the  purchase  was  made.
            Additionally,  that  concession will not be paid
            on  purchases  of  shares by a  retirement  plan
            made  with the  redemption  proceeds  of Class N
            shares of one or more Oppenheimer  funds held by
            the plan for more than eighteen (18) months.

4.    Effective  November  1, 2001,  Class N shares will pay
   to the  Distributor  a 0.25%  service  fee in addition to
   the  0.25%  asset-based   sales  charge.   The  following
   changes are to reflect the payment of the service fee:

a.    The  following  sentence  is  added  to the end of the
               last  sentence in the first  paragraph  under
               "Fees  and  Expenses  of the Fund" on page 8:
               ", as  restated  to  reflect  the  change  in
               Distribution  and/or Service (12b-1) Fees for
               Class  N  shares  from  0.25%  to  0.50%  per
               annum, effective November 1, 2001."

b.    The "Annual Fund Operating  Expenses"  table on page 8
               is deleted and  replaced  with the  following
               table:

                                                      (over)

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

 ------------------------------------------------------------------------
                      Class A      Class B       Class C    Class N
                      Shares        Shares       Shares     Shares
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Management Fees       0.74%        0.74%         0.74%        0.74%
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Distribution
 and/or Service        0.25%        1.00%         1.00%        0.50%
 (12b-1) Fees
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Other Expenses        0.32%        0.31%         0.31%        0.32%
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Total Annual          1.31%        2.05%         2.05%        1.56%
 Operating
 Expenses
 ------------------------------------------------------------------------
"Total Annual Operating  Expenses" were 1.29%,  2.03%, 2.03%
and 1.54%  for Class A,  Class B Class C and Class N shares, respectively,  after  giving  effect  to an  expense  offset
arrangement   that  reduced  the  Fund's   custodian   fees.
Expenses may vary in future years.  "Other expenses" include transfer agent fees, custodial expenses,  and accounting and legal  expenses  the  Fund  pays.  Class N  shares  were not offered for sale during the Fund's  last  fiscal  year.  The expenses  above for Class N shares are based on the expected expenses for that class for the current fiscal year.

c.    The  following is added as the second  footnote  under
               the "Annual Fund  Operating  Expenses"  table
               on  page  8:  "For  the  fiscal   year  ended
               September  30,  2001,   "Distribution  and/or
               Service   12b-1   Fees"  and  "Total   Annual
               Operating  Expenses"  for the  Class N shares
               were 0.50% and 1.56%, respectively.

d.    The  third  sentence  of  the  first  paragraph  under
               "Distribution  and Service Plans for Class B,
               Class  C and  Class N  shares"  on page 21 is
               revised to read as follows:  "The Distributor
               also  receives  a  service  fee of 0.25%  per
               year under each  plan." The last  sentence of
               the first paragraph is deleted.

e.    The  first  sentence  of the  second  paragraph  under
               "Distribution  and Service Plans for Class B,
               Class  C and  Class N  shares"  on page 21 is
               revised to read as follows:  "The asset-based
               sales charge and service fees increase  Class
               B and Class C expenses by 1.00% and increase

f.    Class N  expenses  by 0.50% of the net assets per year
               of the respective class."

g.    The  first  sentence  of  the  third  paragraph  under
               "Distribution  and Service Plans for Class B,
               Class  C and  Class N  shares"  on page 21 is
               revised to read as follows:  "The Distributor
               uses the service fees to  compensate  dealers
               for providing  personal services for accounts
               that  hold  Class  B,  Class  C  or  Class  N
               shares."

h.    The sixth  paragraph under  "Distribution  and Service
               Plans  for  Class  B,  Class  C and  Class  N
               shares"  on page 22 is deleted  and  replaced
               by the following paragraph:

                  The  Distributor  currently pays
                  a sales  concession  of 0.75% of
                  the  purchase  price  of Class N
                  shares to  dealers  from its own
                  resources  at the  time of sale.
                  Including  the  advance  of  the
                  service  fee,  the total  amount
                  paid by the  Distributor  to the
                  dealer  at the  time  of sale of
                  Class  N  shares  is   therefore
                  1.00%  of  the  purchase  price.
                  The   Distributor   retains  the
                  asset-based   sales   charge  on
                  Class  N  shares.   That   sales
                  concession   on  the   sale   of
                  Class  N  shares   will  not  be
                  paid on (i)  purchases  of Class
                  N   shares   in    amounts    of
                  $500,000    or    more    by   a
                  retirement  plan  that  pays for
                  the     purchase     with    the
                  redemption  proceeds  of Class A
                  shares    of   one    or    more
                  Oppenheimer  funds,  or with the
                  redemption  proceeds  of Class C
                  shares of one or
                  more  Oppenheimer  funds held by
                  the  plan  for  more   than  one
                  year   (other   than   rollovers
                  from                          an
                  OppenheimerFunds-sponsored
                  Pinnacle or Ascender
                                            (over)

                  401(k)    plan    to   any   IRA
                  invested in the Oppenheimer
                  funds),  and  (ii) on  purchases
                  of Class N shares by an
                  OppenheimerFunds   -   sponsored
                  Pinnacle  or   Ascender   401(k)
                  plan  made  with the  redemption
                  proceeds  of Class A  shares  of
                  one or more Oppenheimer funds.

5.    The   third   sentence   of  the   section   captioned
   "OPPENHEIMERFUNDS   INTERNET   WEBSITE"  on  page  23  is
   deleted and replaced with the following:

            To  perform   account   transactions  or  obtain
            account   information  online,  you  must  first
            obtain  a user  I.D.  and  password  on that web
            site.

6.    The first sentence of the last paragraph under the
   heading "Shareholder Account Rules and Policies" on page
   30 is revised by adding the words "and annual notice of
   the Fund's privacy policy" after the phrase, "annual and
   semi-annual report."

7.    The last sentence of the last paragraph under the
   heading "Shareholder Account Rules and Policies" on page
   30 is revised to read as follows:

            Individual  copies of prospectuses,  reports and
            privacy  notices will be sent to you  commencing
            30 days after the Transfer  Agent  receives your
            request to stop householding.

8.    The   first   sentence   under   "How   to  Get   More
   Information"  on the prospectus  back cover is revised to
   read as follows:

            You can  request  the  Statement  of  Additional
            Information,    the   Annual   and   Semi-Annual
            Reports,   the  notice   explaining  the  Fund's
            privacy policy and other  information  about the
            Fund or your account:

      November 1, 2001                                        PS0880.024